UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:	BlackRock Funds iShares Developed Real Estate Index Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

              East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.1%

Equity Real Estate Investment Trusts (REITs) — 79.1%
Acadia Realty Trust(a)	137,123	$3,817,504
Activia Properties, Inc.	1,074	4,457,386
Advance Residence Investment Corp.	2,156	5,508,095
Aedifica SA	31,068	2,600,480
AEON REIT Investment Corp.	2,507	2,761,277
Agree Realty Corp.	51,096	2,926,268
Alexander’s, Inc.	3,775	1,189,163
Alexandria Real Estate Equities, Inc.	179,092	21,890,415
Allied Properties Real Estate Investment Trust	172,230	5,534,072
alstria office REIT-AG	271,470	3,908,005
American Assets Trust, Inc.	67,883	2,603,992
American Campus Communities, Inc.	233,223	9,214,641
American Homes 4 Rent, Class A	442,688	9,327,436
Americold Realty Trust (a)	152,189	3,766,678
Apartment Investment & Management Co., Class A	267,337	11,506,185
Apple Hospitality REIT, Inc.(a)	370,868	5,996,936
Aritis REIT	244,666	2,081,552
Ascendas Real Estate Investment Trust	4,082,271	7,433,370
Ashford Hospitality Trust, Inc.	156,232	804,595
Assura PLC	4,130,629	2,758,950
AvalonBay Communities, Inc.	236,555	41,487,016
Befimmo SA	35,086	1,925,411
Beni Stabili SpA SIIQ	1,804,965	1,545,495
Big Yellow Group PLC	249,779	2,750,051
Boardwalk REIT	64,489	2,400,855
Boston Properties, Inc.	264,647	31,958,772
Brandywine Realty Trust	300,658	4,227,252
British Land Co. PLC	1,682,949	12,710,179
Brixmor Property Group, Inc.	516,466	8,366,749
Brookfield Property REIT, Inc., Class A	267,609	5,162,178
BWP Trust	817,737	2,006,704
Camden Property Trust	152,029	13,723,658
Canadian Apartment Properties REIT	246,646	8,770,177
Capital & Regional PLC	1,010,773	544,037
CapitaLand Commercial Trust	4,037,018	5,044,455
CapitaLand Mall Trust	3,957,600	6,027,866
CBL & Associates Properties, Inc.(a)	279,324	921,769
CDL Hospitality Trusts(a)(b)	1,267,200	1,327,091
Champion REIT	3,479,000	2,340,963
Charter Hall Retail REIT	545,697	1,644,705
Chartwell Retirement Residences	361,358	3,878,604
Chatham Lodging Trust	77,873	1,518,524
Chesapeake Lodging Trust	104,024	3,057,265
Choice Properties Real Estate Investment Trust	389,354	3,531,381
Civitas Social Housing PLC	601,560	845,806
Cofinimmo SA	38,150	4,562,159
Colony Capital, Inc.	833,797	4,894,388
Columbia Property Trust, Inc.	202,539	4,547,001
Comforia Residential REIT, Inc.	933	2,231,842
Cominar Real Estate Investment Trust	309,292	2,567,938

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Corporate Office Properties Trust	176,708	$4,566,135
Cousins Properties, Inc.(a)	715,814	5,948,414
Covivio	61,365	6,157,430
Crombie Real Estate Investment Trust	143,041	1,431,008
Cromwell Property Group	2,573,682	1,878,580
CubeSmart(a)	317,417	9,198,745
Custodian REIT PLC	567,660	862,937
CyrusOne, Inc.(a)	177,136	9,428,949
Daiwa House REIT Investment Corp.	2,975	6,519,471
Daiwa Office Investment Corp.	466	2,846,209
Derwent London PLC	171,926	6,428,944
Dexus	1,747,113	12,623,449
DiamondRock Hospitality Co.	352,889	3,687,690
Digital Realty Trust, Inc.(a)	352,217	36,369,927
Douglas Emmett, Inc.	218,864	7,920,688
Dream Global Real Estate Investment Trust	316,057	3,221,911
Dream Office Real Estate Investment Trust	85,795	1,518,496
Duke Realty Corp.	610,970	16,844,443
Easterly Government Properties, Inc.(a)	108,579	1,972,880
EastGroup Properties, Inc.	61,001	5,843,286
Empire State Realty Trust, Inc., Class A	242,898	3,852,362
Empiric Student Property PLC	1,028,702	1,246,513
EPR Properties	126,240	8,677,738
Equity Commonwealth	201,023	5,986,465
Equity LifeStyle Properties, Inc.	144,941	13,724,463
Equity Residential	614,947	39,946,957
Essex Property Trust, Inc.(a)	112,622	28,243,345
Eurocommercial Properties NV CVA	83,665	3,093,256
Extra Space Storage, Inc.(a)	208,959	18,818,848
F&C UK Real Estate Investment Ltd.	444,555	534,137
Federal Realty Investment Trust	124,753	15,475,610
First Industrial Realty Trust, Inc.	212,029	6,509,290
Forest City Realty Trust, Inc., Class A	364,551	9,172,103
Fortune Real Estate Investment Trust	2,252,000	2,463,783
Four Corners Property Trust, Inc.	119,464	3,115,621
Franklin Street Properties Corp.	188,654	1,313,032
Frontier Real Estate Investment Corp.	753	2,886,006
Fukuoka REIT Corp.	1,194	1,802,386
Gaming and Leisure Properties, Inc.	345,170	11,628,777
GCP Student Living PLC	687,694	1,320,404
Gecina SA	89,666	13,150,666
Getty Realty Corp.	58,600	1,572,238
Global Net Lease, Inc.(a)	122,199	2,474,530
GLP J-REIT	5,802	5,741,346
Goodman Group	3,033,874	22,297,286
Government Properties Income Trust(a)	136,989	1,209,613
GPT Group	3,100,036	11,337,520
Granite Real Estate Investment Trust	78,268	3,231,910
Great Portland Estates PLC	482,354	4,291,809
Green REIT PLC	1,211,278	2,000,310
H&R Real Estate Investment Trust	490,289	7,415,135
Hamborner REIT AG	135,544	1,365,575

1

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Hammerson PLC	1,362,937	$7,609,260
Hansteen Holdings PLC	734,101	902,672
HCP, Inc.	805,677	22,196,401
Healthcare Realty Trust, Inc.(a)	211,066	5,880,299
Healthcare Trust of America, Inc., Class A	353,127	9,273,115
Hersha Hospitality Trust(a)	63,445	1,114,094
Hibernia REIT PLC	1,168,566	1,839,772
Highwoods Properties, Inc.	174,032	7,420,725
Hospitality Properties Trust	278,631	7,138,526
Host Hotels & Resorts, Inc.(a)	1,254,520	23,973,877
Hudson Pacific Properties, Inc.	263,897	7,996,079
Hulic Reit, Inc.	1,743	2,536,274
ICADE	55,053	4,670,449
Immobiliare Grande Distribuzione SIIQ SpA	89,131	629,248
Independence Realty Trust, Inc.(a)	158,122	1,566,989
Industrial & Infrastructure Fund Investment Corp.	2,651	2,660,533
InterRent Real Estate Investment Trust	168,107	1,611,539
Intervest Offices & Warehouses NV	32,773	851,912
Intu Properties PLC	1,515,390	3,790,519
Invesco Office J-REIT, Inc.	15,095	2,127,111
Investa Office Fund	966,313	3,801,811
Investors Real Estate Trust	204,063	1,108,062
Invincible Investment Corp.	7,836	3,245,660
Invitation Homes, Inc.(a)	511,494	11,191,489
Irish Residential Properties REIT PLC	644,748	1,038,450
Japan Excellent, Inc.	2,042	2,647,616
Japan Hotel REIT Investment Corp.	6,811	4,845,362
Japan Logistics Fund, Inc.	1,498	2,988,322
Japan Prime Realty Investment Corp.	1,453	5,184,529
Japan Real Estate Investment Corp.	2,228	11,498,356
Japan Rental Housing Investments, Inc.	2,573	2,019,444
Japan Retail Fund Investment Corp.	4,497	8,305,926
JBG SMITH Properties	179,100	6,712,668
Kenedix Office Investment Corp.	649	4,021,812
Kenedix Residential Next Investment Corp.	1,445	2,203,856
Kenedix Retail REIT Corp.	841	1,788,204
Keppel REIT	3,368,400	2,749,676
Killam Apartment Real Estate Investment Trust	142,780	1,753,772
Kilroy Realty Corp.(a)	165,931	11,429,327
Kimco Realty Corp.(a)	696,241	11,202,518
Kite Realty Group Trust	144,085	2,282,306
Kiwi Property Group Ltd.	2,459,433	2,110,972
Klepierre SA	342,904	11,620,134
Land Securities Group PLC	1,222,801	13,301,752
Lar Espana Real Estate Socimi SA	128,291	1,271,452
LaSalle Hotel Properties	188,606	6,225,884
Leasinvest Real Estate SCA	5,140	515,618
Lexington Realty Trust	364,109	2,829,127
Liberty Property Trust(a)	252,489	10,571,714

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Life Storage, Inc.(a)	78,462	$7,387,982
Link REIT	3,687,000	32,766,693
LondonMetric Property PLC	1,097,051	2,526,278
LTC Properties, Inc.	66,964	2,864,050
LXI REIT PLC	403,508	611,180
Macerich Co.(a)	232,881	12,021,317
Mack-Cali Realty Corp.(a)	154,014	3,126,484
Mapletree Commercial Trust	3,238,110	3,765,213
Mapletree Industrial Trust	2,253,800	3,007,921
Mapletree Logistics Trust	3,649,070	3,188,989
MCUBS MidCity Investment Corp.	2,618	2,003,862
Medical Properties Trust, Inc.(a)	621,281	9,232,236
MedicX Fund Ltd.	742,215	754,774
Mercialys SA	66,006	967,715
Merlin Properties Socimi SA	572,357	7,171,676
Mid-America Apartment Communities, Inc.	194,233	18,978,506
Mirvac Group	6,366,694	9,793,477
Monmouth Real Estate Investment Corp.(a)	137,768	2,061,009
Montea SCA	13,924	845,181
Mori Hills REIT Investment Corp.	2,626	3,248,120
Mori Trust Sogo REIT, Inc.	1,691	2,397,850
National Health Investors, Inc.	72,028	5,291,177
National Retail Properties, Inc.	267,535	12,507,261
National Storage Affiliates Trust	100,561	2,677,939
New Senior Investment Group, Inc.	144,259	825,161
NewRiver REIT PLC	495,785	1,598,771
Nippon Accommodations Fund, Inc.	764	3,502,016
Nippon Building Fund, Inc.	2,173	12,417,905
Nippon Prologis REIT, Inc.	3,245	6,531,883
NIPPON REIT Investment Corp.	738	2,399,189
Nomura Real Estate Master Fund, Inc.	7,052	9,134,290
Northview Apartment Real Estate Investment Trust	81,025	1,557,782
NorthWest Healthcare Properties Real Estate Investment Trust	146,562	1,181,224
NSI NV	28,887	1,140,253
Omega Healthcare Investors, Inc.	335,466	11,187,791
Orix J-REIT, Inc.	4,512	6,902,473
Paramount Group, Inc.	354,930	5,071,950
Park Hotels & Resorts, Inc.	344,129	10,003,830
Pebblebrook Hotel Trust	116,012	3,910,765
Pennsylvania Real Estate Investment Trust	123,583	1,106,068
Physicians Realty Trust(a)	310,942	5,155,418
Picton Property Income Ltd.	939,241	1,042,067
Piedmont Office Realty Trust, Inc., Class A	218,128	3,930,667
Premier Investment Corp.	2,252	2,329,407
Primary Health Properties PLC	1,273,937	1,777,972
Prologis, Inc.	1,073,148	69,185,852
PS Business Parks, Inc.	33,892	4,426,295
Public Storage	254,348	52,260,884

2

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
QTS Realty Trust, Inc., Class A(a)	89,614	$3,434,009
Ramco-Gershenson Properties Trust	141,213	1,875,309
RDI REIT PLC	2,183,964	922,605
Realty Income Corp.(a)	496,967	29,952,201
Regency Centers Corp.	260,160	16,483,738
Regional REIT Ltd.(c)	586,579	751,265
Retail Estates NV	11,574	924,003
Retail Opportunity Investments Corp.(a)	189,104	3,326,339
Retail Properties of America, Inc., Class A	375,145	4,603,029
Retail Value, Inc.(a)(d)	27,272	763,889
Rexford Industrial Realty, Inc.(a)	154,532	4,894,028
RioCan Real Estate Investment Trust	533,403	9,724,389
RLJ Lodging Trust	295,994	5,754,123
Ryman Hospitality Properties, Inc.	76,138	5,907,547
Sabra Health Care REIT, Inc.	302,839	6,556,464
Safestore Holdings PLC	346,887	2,368,596
Saul Centers, Inc.	20,999	1,002,912
Scentre Group	8,779,089	24,732,968
Schroder Real Estate Investment Trust Ltd.	976,626	730,269
Segro PLC	1,729,697	13,560,601
Sekisui House REIT, Inc.	6,047	3,784,667
Select Income REIT	155,287	2,936,477
Senior Housing Properties Trust(a)	402,645	6,470,505
Seritage Growth Properties, Class A(a)	57,527	2,187,177
Shaftesbury PLC	393,740	4,508,707
Shopping Centres Australasia Property Group	1,284,785	2,336,744
Simon Property Group, Inc.	528,240	96,942,605
SITE Centers Corp.	261,281	3,247,723
SL Green Realty Corp.	143,254	13,073,360
SmartCentres Real Estate Investment Trust	201,901	4,613,303
Spirit MTA REIT	73,253	784,540
Spirit Realty Capital, Inc.	732,534	5,728,416
STAG Industrial, Inc.	178,938	4,734,700
Standard Life Investment Property Income Trust Ltd.	725,415	843,775
Stockland	4,177,623	10,686,834
STORE Capital Corp.	316,853	9,198,243
Summit Hotel Properties, Inc.(a)	179,392	2,066,596
Sun Communities, Inc.	142,518	14,318,783
Sunstone Hotel Investors, Inc.	388,465	5,621,089
Suntec Real Estate Investment Trust	3,346,300	4,282,563
Tanger Factory Outlet Centers, Inc.(a)	156,423	3,481,976
Target Healthcare REIT Ltd.	607,986	850,955
Taubman Centers, Inc.(a)	101,436	5,579,994
Terreno Realty Corp.(a)	97,644	3,654,815
Tier REIT, Inc.	92,377	2,001,810
Tokyu REIT, Inc.	1,580	2,222,556
Triple Point Social Housing REIT PLC(c)	450,362	590,044
Tritax Big Box REIT PLC	2,527,841	4,614,975
UDR, Inc.	454,499	17,811,816
Unibail-Rodamco-Westfield(d)	43,500	7,897,042
Unibail-Rodamco-Westfield	187,219	33,878,962

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
United Urban Investment Corp.	4,985	$7,578,494
Universal Health Realty Income Trust	24,043	1,541,156
Urban Edge Properties	186,221	3,815,668
Urstadt Biddle Properties, Inc., Class A	52,878	1,052,801
Vastned Retail NV	30,849	1,221,029
Ventas, Inc.	609,947	35,401,324
VEREIT, Inc.	1,660,630	12,172,418
VICI Properties, Inc.	635,075	13,711,269
Vicinity Centres	5,502,695	10,322,367
Vornado Realty Trust	295,286	20,103,071
Warehouses De Pauw CVA	29,625	3,842,027
Washington Prime Group, Inc.	318,156	2,036,198
Washington Real Estate Investment Trust	134,143	3,738,565
Weingarten Realty Investors	204,470	5,749,696
Welltower, Inc.(a)	637,836	42,141,825
Wereldhave Belgium NV	3,552	344,384
Wereldhave NV	68,046	2,334,672
Workspace Group PLC	226,282	2,773,407
WP Carey, Inc.(a)	181,229	11,962,926
Xenia Hotels & Resorts, Inc.	197,417	4,056,919
Xior Student Housing NV	18,071	790,070

		1,937,718,255
Hotels, Restaurants & Leisure — 0.1%
Pandox AB	128,689	2,198,498

Real Estate Management & Development — 19.9%
ADLER Real Estate AG	50,209	811,783
ADO Properties SA(c)	49,098	2,895,875
Aeon Mall Co. Ltd.	201,900	3,728,811
Allreal Holding AG(d)	24,103	3,697,443
Aroundtown SA	1,094,624	9,070,731
Azrieli Group Ltd.	64,026	3,108,972
CA Immobilien Anlagen AG	118,491	3,857,163
Capital & Counties Properties PLC	1,251,357	3,992,636
CapitaLand Ltd.	4,313,100	9,797,147
CareTrust REIT, Inc.	107,614	1,900,463
Carmila SA	51,865	1,143,176
Castellum AB	462,376	7,970,303
Catena AB	27,984	568,784
City Developments Ltd.	805,500	4,603,353
Citycon OYJ	676,642	1,315,051
CK Asset Holdings Ltd.	4,619,500	30,062,526
Daejan Holdings PLC	8,441	633,331
Deutsche Euroshop AG	89,068	2,763,862
Deutsche Wohnen SE, Bearer Shares	609,168	27,863,443
DIC Asset AG	75,673	816,048

3

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Dios Fastigheter AB	149,545	$900,802
Entra ASA(c)	191,116	2,586,056
F&C Commercial Property Trust Ltd.	917,606	1,578,702
Fabege AB	452,584	5,779,218
Fastighets AB Balder, B Shares(d)	165,896	4,160,544
First Capital Realty, Inc.	265,512	3,961,150
Grainger PLC	689,503	2,382,100
Grand City Properties SA	188,926	4,567,436
Hang Lung Properties Ltd.	3,476,000	6,300,847
Helical PLC	162,822	647,250
Hembla AB(d)	61,462	1,050,432
Hemfosa Fastigheter AB	271,171	3,350,133
Henderson Land Development Co. Ltd.(a)	2,025,184	9,445,620
Hiag Immobilien Holding AG(d)	4,302	508,304
Hongkong Land Holdings Ltd.	2,004,800	11,872,343
Hufvudstaden AB, A Shares	184,132	2,722,122
Hulic Co. Ltd.	609,800	5,580,046
Hysan Development Co. Ltd.	1,056,000	4,952,317
Inmobiliaria Colonial Socimi SA	520,023	5,221,302
Kennedy-Wilson Holdings, Inc.	213,270	4,047,865
Klovern AB, B Shares	927,767	1,070,481
Kojamo OYJ (d)	152,535	1,575,821
Kungsleden AB	323,732	2,262,932
LEG Immobilien AG	108,531	11,863,415
Mitsubishi Estate Co. Ltd.	2,026,400	32,385,518
Mitsui Fudosan Co. Ltd.	1,621,500	36,519,795
Mobimo Holding AG, Registered Shares	10,280	2,289,178
New World Development Co. Ltd.	9,806,029	12,474,883
Nomura Real Estate Holdings, Inc.	200,800	3,772,018
NTT Urban Development Corp.	183,900	2,733,069
Phoenix Spree Deutschland Ltd.(a)	158,864	743,037
PSP Swiss Property AG, Registered Shares	67,303	6,493,864
Shurgard Self Storage Europe Sarl(d)	38,517	1,081,278
Sino Land Co. Ltd.	5,315,405	8,350,519
Sirius Real Estate Ltd.	1,664,462	1,187,154
Sumitomo Realty & Development Co. Ltd.	740,800	25,453,925
Sun Hung Kai Properties Ltd.	2,438,000	31,684,684
Swire Properties Ltd.	1,808,600	6,180,575

Security	Shares	Value
Real Estate Management & Development (continued)
Swiss Prime Site AG, Registered Shares(d)	128,823	$10,453,129
TAG Immobilien AG	216,588	4,940,833
TLG Immobilien AG	145,336	3,689,994
Tokyo Tatemono Co. Ltd.	352,600	3,792,265
UK Commercial Property REIT Ltd.	1,116,657	1,251,752
UNITE Group PLC	445,746	4,853,362
UOL Group Ltd.	843,500	3,673,981
Victoria Park AB, -B Shares	54,837	220,021
Vonovia SE	889,838	40,662,465
Wallenstam AB, B Shares	274,518	2,473,371
Wharf Holdings Ltd.	2,092,000	5,229,581
Wharf Real Estate Investment Co. Ltd.	2,086,000	12,962,675
Wihlborgs Fastigheter AB	227,533	2,567,055

		487,108,120

Total Common Stocks — 99.1% (Cost — $2,440,757,217)		2,427,024,873

Rights — 0.0%
Equity Real Estate Investment Trusts (REITs) — 0.0%
Beni Stabili SpA SIIQ (Expires 11/10/18)	1,437,060	16

Total Rights — 0.0% (Cost — $—)		16

Total Long-Term Investments — 99.1% (Cost — $2,440,757,217)		2,427,024,889

Short-Term Securities — 5.4%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.39%(e)(f)(g)	109,103,890	109,125,711
BlackRock Cash Funds: Treasury, SL Agency Shares,
2.14%(e)(g)	22,226,285	22,226,285

Total Short-Term Securities — 5.4% (Cost — $131,350,180)		131,351,996

Total Investments — 104.5% (Cost — $2,572,107,397)		2,558,376,885
Liabilities in Excess of Other Assets — (4.5)%		(110,831,030)

Net Assets — 100.0%		$2,447,545,855

(a)	Security, or a portion of the security, is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of the security was purchased with the cash collateral from loaned securities.

4

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Developed Real Estate Index Fund

(g)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	41,446,870	67,657,020	109,103,890	$109,125,711	$182,423	(b)	$(5,510)	$(1,792)
BlackRock Cash Funds: Treasury, SL Agency Shares	21,012,085	1,214,200	22,226,285	22,226,285	218,802		—	—

				$131,351,996	$401,225		$(5,510)	$(1,792)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts:
Nikkei 225 Index	300	12/13/18	$29,027	$(87,682)
SPI 200 Index	136	12/20/18	13,960	(41,631)
Dow Jones U.S. Real Estate Index	490	12/21/18	15,136	30,724

				$(98,589)

Portfolio Abbreviations

CVA — Certificaten Van Aandelen (Dutch Certificate)

REIT — Real Estate Investment Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

5

Schedule of Investments (unaudited) (continued) October 31, 2018	iShares Developed Real Estate Index Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$1,404,509,994	$533,208,261	$—	$1,937,718,255
Hotels, Restaurants & Leisure	—	2,198,498	—	2,198,498
Real Estate Management & Development	23,416,804	463,691,316	—	487,108,120
Rights	—	16	—	16
Short-Term Securities	131,351,996	—	—	131,351,996

	$1,559,278,794	$999,098,091	$—	$2,558,376,885

Derivative Financial Instruments(a)
Assets:
Equity contracts	$30,724	$—	$—	$30,724
Liabilities:
Equity contracts	(129,313)	—	—	(129,313)

	$(98,589)	$—	$—	$(98,589)

(a)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, transfers between Level 1 and Level 2 were as follows:

	Transfers into Level 2 (a)	Transfers out of Level 1 (a)
Assets:
Investments:
Common Stocks:
Equity Real Estate Investment Trusts (REITs)	$121,219,600	$(121,219,600)
Hotels, Restaurants & Leisure	1,399,801	(1,399,801)
Real Estate Management & Development	34,167,552	(34,167,552)

	$156,786,953	$(156,786,953)

(a)	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

6

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

               Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 19, 2018